PGIM Short Duration Multi-Sector Bond ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
PGIM Short Duration Multi-Sector Bond ETF | No Share Class
Prospectus [Line Items]
Annual Return [Percent]	6.17%	5.42%